Other current assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other current assets
Other current assets

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Reimbursable amounts due from customers	6.2	10.0
Prepaid expenses	0.9	4.8
Deferred tax effect of internal transfer of assets – current portion	9.1	9.1
Loan fees - short term portion	7.9	5.9
Derivatives financial instruments(1)	2.7	6.2
VAT receivables	3.0	6.7
Other	0.1	0.9
Total other current assets	29.9	43.6

(1)     Derivative financial instruments consist of unrealized gain on interest rate swaps. Additional disclosure has been provided in Note 24.